Accounts Receivable	12 Months Ended
Aug. 31, 2019
Accounts Receivable [Abstract]
Accounts Receivable

4. ACCOUNTS RECEIVABLE		2018
	2019	(restated, note 2)
	$	$
Subscriber and trade receivables	370	305
Due from related parties (note 29)	–	–
Miscellaneous receivables	15	7
	385	312
Less allowance for doubtful accounts	(98)	(59)
	287	253

Included in operating, general and administrative expenses is a provision for doubtful accounts of $40 (2018 - $38).